Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	[1]	$ 222,884	$ 214,305
Residential mortgages		282,675	280,672
Debt securities measured at FVOCI		79,761	76,693
FVO securities purchased under resale agreements		86,143	83,721
Derivative instruments		38,572	36,435
Obligations related to securities sold short		20,778	21,642
Obligations related to securities sold under repurchase agreements		127,636	110,153
Derivative instruments		44,902	40,654
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		47,678	45,254
Business and government		713	221
Residential mortgages		1	3
Loans measured at FVTPL		714	224
Debt securities measured at FVOCI		78,768	76,021
FVO securities purchased under resale agreements		23,473	24,977
Derivative instruments		38,572	36,435
Total financial assets		262,192	244,735
Deposits and other liabilities		(40,363)	(39,706)
Obligations related to securities sold short		(20,778)	(21,642)
Obligations related to securities sold under repurchase agreements		(13,698)	(9,746)
Derivative instruments		(44,902)	(40,654)
Total financial liabilities		(119,741)	111,748
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		37,591	36,586
Debt securities measured at FVOCI		64,468	62,811
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		72,610	61,460
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,172	4,385
Debt securities measured at FVOCI		10,007	9,083
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		5,915	4,283
Debt securities measured at FVOCI		4,293	4,127
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,852	6,771
Derivative instruments		(9,692)	(9,266)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19,140	15,525
Derivative instruments		(20,553)	(16,069)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		52	46
Derivative instruments		(62)	(55)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		10,004	10,984
Derivative instruments		(11,554)	(11,117)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,524	3,109
Derivative instruments		(3,041)	(4,147)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		377	364
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,003	4,258
Debt securities measured at FVOCI		3,713	2,760
Derivative instruments		5,402	5,855
Total financial assets		83,758	72,777
Obligations related to securities sold short		(7,627)	(9,199)
Derivative instruments		(4,422)	(4,753)
Total financial liabilities		12,049	(13,952)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,003	4,258
Debt securities measured at FVOCI		3,713	2,760
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		70,640	59,904
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3	2
Derivative instruments		(2)	(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		5,349	5,821
Derivative instruments		(4,379)	(4,712)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		50	32
Derivative instruments		(41)	(39)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		43,523	40,926
Business and government		613	116
Residential mortgages		1	3
Loans measured at FVTPL		614	119
Debt securities measured at FVOCI		75,055	73,261
FVO securities purchased under resale agreements		23,473	24,977
Derivative instruments		33,080	30,479
Total financial assets		177,130	171,042
Deposits and other liabilities		(39,984)	(39,290)
Obligations related to securities sold short		(13,151)	(12,443)
Obligations related to securities sold under repurchase agreements		(13,698)	(9,746)
Derivative instruments		(39,141)	(34,818)
Total financial liabilities		(105,974)	(96,297)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		33,588	32,328
Debt securities measured at FVOCI		60,755	60,051
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		1,008	916
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		4,092	4,385
Debt securities measured at FVOCI		10,007	9,083
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		5,843	4,213
Debt securities measured at FVOCI		4,293	4,127
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6,826	6,718
Derivative instruments		(8,406)	(8,236)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19,128	15,525
Derivative instruments		(20,553)	(16,065)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3	2
Derivative instruments		(8)	(5)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		4,649	5,157
Derivative instruments		(7,174)	(6,404)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,474	3,077
Derivative instruments		(3,000)	(4,108)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		377	364
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets		1,304	916	$ 941	$ 1,031	$ 953
Total financial liabilities		(1,718)	(1,499)	$ (1,379)	$ (1,372)	$ (2,116)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		152	70
Business and government		100	105
Loans measured at FVTPL		100	105
Derivative instruments		90	101
Total financial assets		1,304	916
Deposits and other liabilities		(379)	(416)
Derivative instruments		(1,339)	(1,083)
Total financial liabilities		(1,718)	(1,499)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		962	640
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		80
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		72	70
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		23	51
Derivative instruments		(1,284)	(1,028)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		12
Derivative instruments		0	(4)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		49	44
Derivative instruments		(54)	(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		6	6
Derivative instruments		$ (1)	$ (1)

[1]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the current period presentation.